ACQUISITIONS - Schedule of Allocation Of The Consideration Paid For The Acquired Companies (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 16, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Cash, (net of closing cash of $1,995) and working capital adjustments		$ 0	$ 45,078	$ 46,002	$ 0
Liabilities assumed:
Goodwill		$ 369,870	$ 428,153	$ 369,706	$ 383,415	$ 427,057	$ 427,579	$ 383,643	$ 383,880	$ 383,736	$ 384,202
Acquired Companies
Business Acquisition [Line Items]
Cash, (net of closing cash of $1,995) and working capital adjustments	$ 46,002
Fair value of KORE Common Stock issued to sellers (4,212,246 shares)	23,295
Total consideration	69,297
Closing cash	$ 1,995
Shares issued in acquisition agreement (in shares)	4,212,246
Assets acquired:
Accounts receivable	$ 3,303
Inventories	1,323
Prepaid expenses and other receivables	976
Property and equipment	201
Intangible assets	28,664
Total Assets acquired	34,467
Liabilities assumed:
Deferred tax liabilities	7,391
Accounts payable and accrued liabilities	2,638
Liabilities assumed	10,029
Net identifiable assets acquired	24,438
Goodwill	$ 44,859